Related Party Transactions	12 Months Ended
Sep. 30, 2013
Related Party Transactions
Related Party Transactions

19.    Related Party Transactions

Consulting Agreement—Carlyle

        We entered into a consulting agreement with Carlyle under which we pay Carlyle a fee for consulting services Carlyle provides to us and our subsidiaries. Under this agreement, subject to certain conditions, we expect to pay an annual consulting fee to Carlyle of $3,000, we will reimburse them for their out-of-pocket expenses and we may pay Carlyle additional fees associated with other future transactions. For the year ended September 30, 2013, these fees totaled $3,000 and are recorded in Selling, general and administrative expenses. For the year ended September 30, 2011, Carlyle also received a one-time transaction fee of $30,000 upon effectiveness of the Merger. Of this amount, $14,324 was recorded in Merger expenses and $15,676 was included with deferred financing costs.

Holdings

        Holdings does not have any operations or cashflow other than dividends from NBTY. Holdings has $550,000 of Holdco Notes and relies on dividends from NBTY to service the debt. See Note 12 Long-Term Debt for further information.